Acquisitions - Aggregate future amortization of the unfavorable charters (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 01, 2021
Amortization for the periods ending:
Total	$ 74,100
Gemini Shipholdings Corporation
Amortization for the periods ending:
December 31, 2022	19,644
Until March 2023	1,017
Total	20,661	$ 36,001
Less: Current portion	(19,644)
Total non-current portion	$ 1,017